Accrued Expenses	12 Months Ended
Dec. 31, 2016
Payables And Accruals [Abstract]
Accrued Expenses

7. ACCRUED EXPENSES

Accrued expenses at December 31, 2016 and 2015 are as follows:

	2016	2015
Insurance	$18,114	$16,291
Accumulated deficit in joint venture	17,016	15,408
Payroll and employee benefits	10,028	13,317
Interest	8,660	8,743
Percentage of completion adjustment	3,322	2,837
Income and other taxes	3,208	3,726
Fuel hedge contracts	—	4,388
Other	8,695	7,567
Total accrued expenses	$69,043	$72,277